Lease liabilities - Summary of movements in right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2020
Disclosure of Leases [Line Items]
Right-of-use assets at beginning of period	$ 2,602	$ 3,374	$ 4,656
Additions	767	458	437
Depreciation expense	(1,223)	(1,230)	(1,259)
Disposals	(414)	(73)	(757)
Amortization disposals	(414)	(73)	(297)
Right-of-use assets at end of period	2,146	2,602	3,374
Lease liabilities at beginning of period	3,569	4,620
Current	1,471	1,291	1,247	$ 1,014
Lease liabilities	1,645	2,278	3,373	$ 4,762
Additions	767	458	437
Disposals on Lease Liabilities	(414)	(577)	(993)
Interest on lease contracts (see Note 15)	479	571	760
Foreign exchange loss (gain)	36	(298)	(297)
Payments	(1,321)	(1,205)	(1,063)
Lease liabilities at end of period	3,116	3,569	4,620
Real-estate
Disclosure of Leases [Line Items]
Right-of-use assets at beginning of period	2,602	3,374	4,184
Additions	767	458	437
Depreciation expense	(1,223)	(1,230)	(1,151)
Disposals	(414)	(73)	(210)
Amortization disposals	(414)	(73)	(114)
Right-of-use assets at end of period	2,146	2,602	3,374
IT and office equipment
Disclosure of Leases [Line Items]
Right-of-use assets at beginning of period	0	0	472
Additions	0	0	0
Depreciation expense	0	0	(108)
Disposals	0	0	(547)
Amortization disposals	0	0	(183)
Right-of-use assets at end of period	$ 0	$ 0	$ 0